Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Statements
Sales of products and services	$ 89,056	$ 71,548
Less:
Value-added and other taxes on sales and services	(18,234)	(14,365)
Net operating revenues	70,822	57,183
Cost of Sales	(43,038)	(32,713)
Depreciation, depletion and amortization	(4,732)	(4,130)
Exploration, including exploratory dry holes	(1,369)	(892)
Impairment	(2)	(94)
Selling, general and administrative expenses	(4,923)	(4,200)
Research and development expenses	(629)	(448)
Other operating expenses	(1,689)	(2,139)
Total costs and expenses	(56,382)	(44,616)
Operating income	14,440	12,567
Equity in the results of non-consolidated companies	343	(28)
Financial income (Note 11)	2,147	924
Financial expenses (Note 11)	(418)	(822)
Monetary and exchange variation (Note 11)	1,460	(781)
Other taxes	(215)	(211)
Total	3,317	(918)
Income before income taxes	17,757	11,649
Income taxes expenses (Note 3)
Current	(1,921)	(2,621)
Deferred	(2,260)	(426)
Total income tax expense	(4,181)	(3,047)
Net income for the period	13,576	8,602
Less: Net income attributable to the noncontrolling interests	(404)	(39)
Net income attributable to Petrobras	13,172	8,563
Net income applicable to each Petrobras class of shares
Common	7,515	4,951
Preferred	5,657	3,612
[NetIncomeForTheYearAttributableToPetrobras]	$ 13,172	$ 8,563
Basic and diluted earnings per: (Note 14)
Common and Preferred Share	1.01	0.98
Common and Preferred ADS	2.02	1.96
Weighted average number of shares outstanding
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396